RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Zhejiang AoKang Shoes Co., Ltd
Related Party Transactions
Percentage of outstanding shares held	18.10%
Goods purchased	$ 400
Zall
Related Party Transactions
Percentage of outstanding shares held	41.00%
Hankou North Import and Export Service Co., Ltd.
Related Party Transactions
Amount of related party transaction	$ 325,000
Hankou North Import and Export Service Co., Ltd. | Logistics services
Related Party Transactions
Amount of related party transaction	4,302,000
Amounts due to related party	1,550,000
Zall Foreign Trade Service (Hong Kong) Company Limited | Logistics services
Related Party Transactions
Amount of related party transaction	4,186,000,000
Amounts due to related party	1,007,000
Network Marketing Technical Services | Advertising services
Related Party Transactions
Amount of related party transaction	7,441,000
Amounts due to related party	2,396,000
Jiashi Financial Information Service (Hangzhou) Co., Ltd. | Rental services
Related Party Transactions
Amount of related party transaction	$ 26,000